Revenue - Summary of Assets and Liabilities Related to Contracts with Customers Recognised (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total other current liabilities	$ 146,475	$ 126,056
Services sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total other current liabilities	$ 146,475	$ 126,056